INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Beginning balance	$ 82,052	$ 0
Provision	1,819,971	82,052
Adjustments	0	0
Ending balance	$ 1,902,023	$ 82,052